Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense Benefit

	12/31/2012	12/31/2011
Current Tax expense (benefit)	$67,820	$26,794
Deferred Tax Expense (benefit):
Effect of change in tax status	(67,083)	(274,489)
Change in net deferred tax asset		22,245
Deferred tax benefit	(67,083)	(252,244)
Total income tax expense (benefit)	737	(225,450)

Schedule of Effective Income Tax Reconciliation

	12/31/2012	12/31/2011
Federal Income Taxes	35.0%	35.0%
State Income Taxes	3.0%	3.0%
Permanent Items	-1.6%	5.1%
Current Year Losses not utilized	36.5%	0.0%
Foreign tax credit, net of credit	0.0%	1.3%
Effect of change in tax status	0.0%	-72.7%
Nontaxable (income) loss of LLC	0.0%	-30.1%
Tax Bracket Rate Benefit and other	0.0%	-1.4%
	0.0%	-59.8%

Schedule of Deferred Tax Assets and Liabilities

	12/31/2012	12/31/2011
Inventory	17,150	13,553
Goodwill and other intangibles	-	257,499
Allowance for Doubtful Accounts	26,055	19,199
Change in FV of derivatives	266,770	12,683
Share Based Compensation	22,349	-
Net Operating Loss	11,041,594	-
NOL Valuation Allowance	(11,041,594)
Other	1,087	-
Deferred Tax Assets	333,411	302,934

Property & Equipment	(47,287)	(41,001)
Goodwill and other intangibles	(11,194)	-
Prepaid Expenses	(58,053)	(9,688)
Other	-	-
Deferred Tax Liabilities	(116,534)	(50,689)

Net Deferred Tax Asset	216,877	252,245